Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (95.7%)
AIA Group Ltd. (Insurance)	95,400	$990,977
AL Rajhi Bank (Banks)	20,569	814,596
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	69,080	1,084,476
Alpha Services and Holdings SA* (Banks)	363,188	547,228
Banco Bradesco SA, Preference Shares (Banks)	62,500	269,927
BYD Co. Ltd., Class H (Automobiles)	24,000	690,850
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	35,700	1,169,245
Clicks Group Ltd. (Food & Staples Retailing)	19,400	372,697
Dalmia Bharat Ltd. (Construction Materials)	26,020	622,673
FirstRand Ltd. (Diversified Financial Services)	94,595	381,721
Frontera Energy Corp.* (Oil, Gas & Consumable Fuels)	36,300	302,452
GAIL India Ltd. (Gas Utilities)	527,269	1,023,713
Ganfeng Lithium Co. Ltd., Class H (Metals & Mining)	50,000	791,942
Grab Holdings Ltd.* (Internet & Direct Marketing Retail)	106,363	602,015
Grupo Financiero Banorte Sab de CV (Banks)	99,200	627,633
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	29,800	387,987
HDFC Bank Ltd. (Banks)	44,270	887,691
Hindalco Industries Ltd. (Metals & Mining)	106,148	697,795
Hyundai Motor Co. (Automobiles)	4,463	716,329
ICICI Bank Ltd. (Banks)	264,211	2,799,095
IHH Healthcare Berhad (Health Care Providers & Services)	866,000	1,335,014
Infosys Ltd. (IT Services)	28,128	657,864
JD.com, Inc., Class A* (Internet & Direct Marketing Retail)	1,143	42,619
Kingdee International Software Group Co., Ltd.* (Software)	39,000	89,547
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	1,148,033	808,560
LG Chem Ltd. (Chemicals)	2,166	1,162,982
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	14,500	140,785
Locaweb Servicos de Internet SA (IT Services)	89,300	164,159
Lojas Renner SA (Multiline Retail)	76,115	405,426
LONGi Green Energy Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	60,297	678,467
Mahindra & Mahindra Ltd. (Automobiles)	68,438	814,012
Mando Corp.* (Auto Components)	11,386	497,592
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	31,000	1,208,797
Meituan, Class B* (Internet & Direct Marketing Retail)	76,300	2,170,938
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	471	533,200
Mr. Price Group Ltd. (Specialty Retail)	33,931	451,519
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)	132,359	1,150,050
NAVER Corp. (Interactive Media & Services)	2,143	567,847
Network International Holdings PLC* (IT Services)	100,833	360,835
Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	1,850	392,787
NU Holdings Ltd., Class A* (Banks)	23,700	175,854
Ozon Holdings PLC ADR* (Internet & Direct Marketing Retail)	12,600	260,442
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	225,970	1,045,588
POSCO (Metals & Mining)	3,893	880,214
Prestige Estates Projects, Ltd. (Real Estate Management & Development)	108,921	724,534
Prudential PLC (Insurance)	53,300	892,065
PT Bank Rakyat Indonesia Persero TBK (Banks)	4,192,000	1,190,473
Raia Drogasil SA (Food & Staples Retailing)	91,800	402,175
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	35,499	1,135,416
Riyue Heavy Industry Co., Ltd. (Machinery)	223,294	982,791
Rosneft Oil Co. PJSC GDR (Oil, Gas & Consumable Fuels)	28,500	213,794
Rumo SA* (Road & Rail)	155,217	460,158
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	25,025	1,550,318
Samsung Electronics Co. Ltd. Pref. (Technology Hardware, Storage & Peripherals)	19,719	1,105,446
Sberbank of Russia PJSC ADR (Banks)	47,480	667,306
Sea Ltd. ADR* (Entertainment)	6,005	902,611
Shinhan Financial Group Co. Ltd. (Banks)	35,748	1,143,882
Sino Biopharmaceutiical, Ltd. (Pharmaceuticals)	887,000	611,175
Sona Blw Precision Forgings Ltd.* (Auto Components)	18,540	160,354
Standard Chartered PLC (Banks)	191,400	1,372,263
Suzano SA (Paper & Forest Products)	53,500	597,848
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	145,000	3,302,319
Techtronic Industries Co. Ltd. (Machinery)	47,500	779,807
Tencent Holdings Ltd. (Interactive Media & Services)	30,100	1,837,282
Tongwei Co. Ltd., Class A (Food Products)	107,939	647,888
Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	26,059	693,430
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	596,880	1,397,932
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	206,400	700,280
X5 Retail Group NV GDR (Food & Staples Retailing)	21,820	495,202
Yandex NV US, Class A* (Interactive Media & Services)	7,580	364,295
Yandex NV Russia, Class A* (Interactive Media & Services)	2,500	120,150
Zomato Ltd.* (Internet & Direct Marketing Retail)	255,442	311,124
TOTAL COMMON STOCKS
(Cost $54,288,173)		56,538,458
TOTAL INVESTMENTS
(Cost $54,288,173) — 95.7%		56,538,458
Other Net Assets (Liabilities) — 4.3%		2,532,280
NET ASSETS — 100.0%		$59,070,738

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2022 (Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Auto Components	$657,946	1.1%
Automobiles	2,221,191	3.8%
Banks	12,281,867	21.0%
Chemicals	1,162,982	2.0%
Construction Materials	622,673	1.1%
Diversified Financial Services	381,721	0.6%
Entertainment	902,611	1.5%
Food & Staples Retailing	1,970,354	3.2%
Food Products	647,888	1.1%
Gas Utilities	1,023,713	1.7%
Health Care Providers & Services	2,485,064	4.3%
Hotels, Restaurants & Leisure	1,977,805	3.4%
Insurance	1,883,042	3.2%
Interactive Media & Services	2,889,574	4.9%
Internet & Direct Marketing Retail	5,698,244	9.6%
IT Services	1,182,858	2.0%
Machinery	1,762,598	3.0%
Metals & Mining	2,369,951	4.0%
Multiline Retail	405,426	0.7%
Oil, Gas & Consumable Fuels	2,044,449	3.4%
Paper & Forest Products	597,848	0.9%
Pharmaceuticals	611,175	1.0%
Real Estate Management & Development	724,534	1.2%
Road & Rail	460,158	0.8%
Semiconductors & Semiconductor Equipment	5,189,583	8.7%
Software	89,547	0.2%
Specialty Retail	451,519	0.8%
Technology Hardware, Storage & Peripherals	2,655,764	4.5%
Textiles, Apparel & Luxury Goods	1,186,373	2.0%
Other Net Assets	2,532,280	4.3%
Total	$59,070,738	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31, 2022:

	Value	% of Net Assets
Argentina	$533,200	0.9%
Brazil	2,475,547	4.2%
China	11,020,260	18.7%
Colombia	302,452	0.5%
Cyprus	260,442	0.4%
Greece	547,228	0.9%
Hong Kong	3,754,222	6.4%
India	11,792,881	20.1%
Indonesia	1,190,473	2.0%
Kazakstan	387,987	0.7%
Mexico	1,327,913	2.2%
Russia	2,253,534	3.8%
Saudi Arabia	814,596	1.4%
Singapore	1,504,626	2.5%
South Africa	1,205,937	2.0%
South Korea	8,959,624	15.2%
Taiwan	4,511,116	7.6%
United Arab Emirates	360,835	0.6%
United Kingdom	892,065	1.5%
Vietnam	2,443,520	4.1%
Other Net Assets	2,532,280	4.3%
Total	$59,070,738	100.0%

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (97.9%)
AL Rajhi Bank (Banks)	516,061	$20,437,600
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	3,557,600	55,850,220
Alpha Services and Holdings SA* (Banks)	9,787,087	14,746,534
ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	669,400	10,043,132
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	460,068	27,554,758
Asian Paints Ltd. (Chemicals)	511,701	21,573,914
Ayala Land, Inc. (Real Estate Management & Development)	17,353,405	12,246,479
Banco Bradesco SA, Preference Shares (Banks)	1,731,900	7,479,793
Britannia Industries Ltd. (Food Products)	314,327	14,914,023
BYD Co. Ltd., Class H (Automobiles)	2,744,000	78,987,159
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	1,151,454	37,712,386
China Merchants Bank Co. Ltd. (Banks)	3,239,000	27,063,655
Clicks Group Ltd. (Food & Staples Retailing)	481,000	9,240,571
CP All Public Co. Ltd. (Food & Staples Retailing)	7,394,400	14,010,655
FirstRand Ltd. (Diversified Financial Services)	2,567,909	10,362,342
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	594,595	9,031,417
Frontera Energy Corp.* (Oil, Gas & Consumable Fuels)	786,000	6,548,969
Grab Holdings Ltd.* (Internet & Direct Marketing Retail)	333,112	1,885,414
Grupo Financiero Banorte Sab de CV (Banks)	2,436,143	15,413,348
Haier Smart Home Co. Ltd., Class A (Household Durables)	970,580	4,250,598
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	927,724	12,078,674
HDFC Bank Ltd. (Banks)	2,207,006	44,254,329
Hindustan Unilever Ltd. (Household Products)	1,002,973	30,615,358
IHH Healthcare Berhad (Health Care Providers & Services)	7,747,800	11,943,908
JD.com, Inc., Class A* (Internet & Direct Marketing Retail)	246,707	9,200,026
Kakao Corp. (Interactive Media & Services)	524,107	38,037,823
LG Household & Health Care Ltd. (Personal Products)	43,177	35,126,170
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	8,890,500	86,320,918
Locaweb Servicos de Internet SA (IT Services)	2,464,700	4,530,818
Lojas Renner SA (Multiline Retail)	2,163,549	11,524,147
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	13,406	15,176,396
Midea Group Co. Ltd., Class A (Household Durables)	3,218,414	37,427,193
Mr. Price Group Ltd. (Specialty Retail)	922,880	12,280,737
NAVER Corp. (Interactive Media & Services)	163,215	43,248,319
Nestle India Ltd. (Food Products)	104,294	25,920,182
Network International Holdings PLC* (IT Services)	2,651,761	9,489,441
NU Holdings Ltd., Class A* (Banks)	682,900	5,067,118
Ozon Holdings PLC ADR* (Internet & Direct Marketing Retail)	221,400	4,576,338
PT Bank Central Asia TBK (Banks)	89,175,000	47,553,890
PT Bank Rakyat Indonesia Persero TBK (Banks)	56,852,400	16,145,339
Raia Drogasil SA (Food & Staples Retailing)	2,228,500	9,763,040
Rosneft Oil Co. PJSC GDR (Oil, Gas & Consumable Fuels)	764,700	5,736,436
Rumo SA* (Road & Rail)	4,129,491	12,242,327
Sberbank of Russia PJSC ADR (Banks)	1,262,898	17,749,350
Sea Ltd. ADR* (Entertainment)	98,681	14,832,741
Shanghai International Airport Co. Ltd., Class A* (Transportation Infrastructure)	1,742,757	13,854,133
Suzano SA (Paper & Forest Products)	1,436,900	16,056,972
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,187,000	27,033,471
TCS Group Holdings PLC GDR (Banks)	128,610	9,268,519
Tencent Holdings Ltd. (Interactive Media & Services)	719,400	43,911,652
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	5,507,800	18,687,031
X5 Retail Group NV GDR (Food & Staples Retailing)	573,800	13,022,306
Xpeng, Inc., A Shares* (Automobiles)	1,698,800	29,374,624
Yandex NV Russia, Class A* (Interactive Media & Services)	53,100	2,551,986
Yandex NV US, Class A* (Interactive Media & Services)	176,301	8,473,026
Zomato Ltd.* (Internet & Direct Marketing Retail)	1,536,298	1,871,184
TOTAL COMMON STOCKS
(Cost $1,142,000,500)		1,144,298,889
Foreign Bond (0.0%)NM
India (0.0%)NM
Britannia Industries Ltd., 5.50%, 6/3/24+	9,985,483	133,035
TOTAL FOREIGN BOND
(Cost $136,982)		133,035
TOTAL INVESTMENTS
(Cost $1,142,137,482) — 97.9%		1,144,431,924
Other Net Assets (Liabilities) — 2.1%		24,691,694
NET ASSETS — 100.0%		$1,169,123,618

*	Non-income producing security
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
NM	Not meaningful, amount less than 0.05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2022 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Automobiles	$108,361,783	9.3%
Banks	237,258,149	20.3%
Chemicals	21,573,914	1.8%
Diversified Financial Services	10,362,342	0.9%
Entertainment	14,832,741	1.2%
Food & Staples Retailing	64,723,603	5.5%
Food Products	49,998,657	4.3%
Health Care Providers & Services	39,498,666	3.4%
Hotels, Restaurants & Leisure	37,712,386	3.2%
Household Durables	41,677,791	3.6%
Household Products	30,615,358	2.6%
Interactive Media & Services	136,222,806	11.7%
Internet & Direct Marketing Retail	88,559,578	7.7%
IT Services	14,020,259	1.2%
Multiline Retail	11,524,147	1.0%
Oil, Gas & Consumable Fuels	12,285,405	1.1%
Paper & Forest Products	16,056,972	1.4%
Personal Products	35,126,170	3.0%
Real Estate Management & Development	12,246,479	1.0%
Road & Rail	12,242,327	1.0%
Semiconductors & Semiconductor Equipment	27,033,471	2.3%
Specialty Retail	12,280,737	1.0%
Textiles, Apparel & Luxury Goods	96,364,050	8.2%
Transportation Infrastructure	13,854,133	1.2%
Other Net Assets	24,691,694	2.1%
Total	$1,169,123,618	100.0%

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2022:

	Value	% of Net Assets
Argentina	$15,176,396	1.3%
Brazil	66,664,215	5.7%
China	443,027,113	38.0%
Colombia	6,548,969	0.6%
Cyprus	13,844,857	1.2%
Greece	14,746,534	1.3%
India	166,836,783	14.3%
Indonesia	63,699,229	5.4%
Kazakstan	12,078,674	1.0%
Mexico	34,100,379	2.9%
Philippines	12,246,479	1.0%
Russia	47,533,104	4.1%
Saudi Arabia	20,437,600	1.7%
Singapore	16,718,155	1.4%
South Africa	31,883,650	2.7%
South Korea	128,356,220	11.0%
Taiwan	27,033,471	2.3%
Thailand	14,010,655	1.2%
United Arab Emirates	9,489,441	0.8%
Other Net Assets	24,691,694	2.1%
Total	$1,169,123,618	100.0%

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